Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of
	December 31,
	2022	2023
	RMB	RMB
Employee benefit obligation	182,468	162,915
Share-based compensation liability	92,628	73,043
Other taxes payables	112,235	17,819
Deposits from suppliers(a)	54,879	67,098
Other payables due to non-controlling interest shareholders	—	2,474
Other current liabilities	96,981	124,876
Total	539,191	448,225
(a)	Deposit mainly represents deposits from third-party merchants for participating in the Group’s marketplace.